Lease Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Lease Liabilities
(Figures in USD)	June 30, 2022	December 31, 2021

17	Lease Liabilities

Balance at the beginning of the period / year	89,781,180	87,511,733
Rent waiver	Nil	(6,126,800)
Interest charged during the period / year	5,199,006	11,774,031
Repayment during the period / year	(3,056,444)	(3,377,784)
Balance at the end of the period / year	91,923,742	89,781,180

1) The analysis of lease liability is as follows:
Current	9,872,066	8,976,452
Non-Current	82,051,676	80,804,728

During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2019: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.

During 2020, the Group entered into another land lease agreement in respect of its Phase III project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2020: 13%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.

During the year, the Group entered into an agreement with the lessor for an additional one-year rent free period in respect of the Phase III land The Group has treated this to be a partial extinguishment of the lease liability as per IFRS 16 and IFRS 9. The rent waiver is recognised as a gain in the income statement, with a corresponding reduction in the lease liability.

	Lease payments		Present value of minimum lease payments
	2022	2021	2022	2021
Not later than one year	4,439,169	8,704,253	2,714,066	5,978,847
Later than one year and	18,662,445	36,593,030	8,582,236	18,899,037
not later than five years
Later than five years	466,294,070	849,825,794	80,627,440	64,903,296
	489,395,684	895,123,077	91,923,742	89,781,180
Finance costs	(397,471,942)	(805,341,897)	Nil	Nil
Present value of minimum lease payments	91,923,742	89,781,180	91,923,742	89,781,180

22	Lease Liabilities

(Figures in USD)	2022	2021
Balance at the beginning of the year	89,781,180	87,511,733
Rent waiver	Nil	(6,126,800)
Interest charged during the year	10,398,008	11,774,031
Repayment during the year	(9,305,777)	(3,377,784)
Balance at the end of the year	90,873,411	89,781,180
1) The analysis of lease liability is as follows
Current	6,316,342	8,976,452
Non-Current	84,557,069	80,804,728

During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2021: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.

During 2020, the Group entered into another land lease agreement in respect of its Phase III project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2020: 13%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.

During the year 2021, the Group entered into an agreement with the lessor for an additional one-year rent free period in respect of the Phase III land The Group has treated this to be a partial extinguishment of the lease liability as per IFRS 16 and IFRS 9. The rent waiver is recognised as a gain in the income statement with a corresponding reduction in the lease liability.

	Lease payments		Present value of minimum lease payments
	2022	2021	2022	2021
Not later than one year	8,878,338	8,704,253	5,428,131	5,978,847
Later than one year and not later than five years	37,324,891	36,593,030	17,164,474	18,899,037
Later than five years	839,614,067	849,825,794	68,280,806	64,903,296
	885,817,296	895,123,077	90,873,411	89,781,180
Finance costs	(794,943,885)	(805,341,897)	Nil	Nil
Present value of minimum lease payments	90,873,411	89,781,180	90,873,411	89,781,180

22	Lease Liabilities

Balance at the beginning of the year	87,511,733	30,779,138
Additions during the year	Nil	55,565,863
Rent waiver	(6,126,800)	Nil
Interest charged during the year	11,774,031	3,525,982
Repayment during the year	(3,377,784)	(2,359,250)
Balance at the end of the year	89,781,180	87,511,733
1) The analysis of lease liability is as follows:
Current	8,976,452	2,591,557
Non-Current	80,804,728	84,920,176

During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2020: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.

During 2020, the Group entered into another land lease agreement in respect of its Phase III project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2020: 13%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.

During the year, the Group entered into an agreement with the lessor for an additional one-year rent free period in respect of the Phase III land The Group has treated this to be a partial extinguishment of the lease liability as per IFRS 16 and IFRS 9. The rent waiver is recognised as a gain in the income statement, with a corresponding reduction in the lease liability.

	Lease payments		Present value of minimum lease payments
	2021	2020	2021	2020
Not later than one year	8,704,253	8,533,582	5,978,847	6,586,405
Later than one year and not later than five years	36,593,030	35,875,519	18,899,037	20,812,094
Later than five years	849,825,794	858,043,766	64,903,296	60,113,234
	895,123,077	902,452,867	89,781,180	87,511,733
Finance costs	(805,341,897)	(814,941,134)	Nil	Nil
Present value of minimum lease payments	89,781,180	87,511,733	89,781,180	87,511,733

23	Lease Liabilities

Balance at the beginning of the year	30,779,138	30,221,426
Additions during the year	55,565,863	Nil
Interest charged during the year	3,525,982	2,871,035
Lease rentals during the year	(2,359,250)	(2,313,323)
Balance at the end of the year	87,511,733	30,779,138

1) The analysis of lease liability is as follows:

Current	2,591,557	2,154,878
Non-Current	84,920,176	28,624,260

During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2019: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.

During the year, the Group entered into another land lease agreement in respect of its phase 3 project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2019:nil) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.

	Lease payments		Present value of minimum lease payments
	2020	2019	2020	2019
Not later than one year	8,533,582	2,359,590	6,586,405	2,154,878
Later than one year and not later than five years	35,875,519	9,919,810	20,812,094	7,241,240
Later than five years	858,043,766	213,469,800	60,113,234	21,383,020
	902,452,867	225,749,200	87,511,733	30,779,138
Finance costs	(814,941,134)	(194,970,062)	Nil	Nil
Present value of minimum lease payments	87,511,733	30,779,138	87,511,733	30,779,138

23	Lease Liabilities

Balance at the beginning of the year	30,221,426	29,670,676
Interest charged during the year	2,871,035	2,818,714
Repayment during the year	(2,313,323)	(2,267,964)
Balance at the end of the year	30,779,138	30,221,426

1) The analysis of lease liability is as follows:

Current	2,154,878	2,112,624
Non-Current	28,624,260	28,108,802

2) The Group has entered into a land lease agreement with the municipality of Fujairah. The lease commenced in 2013 and is for a period of 30 years extendable for another 30 years at the option of the Group. Considering the use the land, it is reasonably certain that the land will be used until the end of the lease period (i.e. 60 years) and the lease rentals have been discounted at the incremental borrowing rate of 9.5% . As per the land lease agreement, the lease rentals will be increased by 2% every year.

The maturity of the lease liability is as follows:

	lease payments		Present value of minimum lease payments
	2019	2018	2019	2018

Not later than one year	2,359,590	2,313,324	2,154,878	2,112,624
Later than one year and not later than five years	9,919,810	9,725,304	7,241,240	7,099,256
Later than five years	213,469,800	216,023,896	21,383,020	21,009,546
	225,749,200	228,062,524	30,779,138	30,221,426
Finance costs	(194,970,062)	(197,841,098)	Nil	Nil
Present value of minimum lease payments	30,779,138	30,221,426	30,779,138	30,221,426

21	Lease Liabilities

Balance at the beginning of the year	29,670,676	29,127,095
Interest charge	2,818,714	2,767,074
Repayment during the year	(2,267,964)	(2,223,494)
Balance at the end of the year	30,221,426	29,670,676

a) The analysis of lease liability is as follows:

Current	2,112,624	2,071,200
Non-Current	28,108,802	27,599,476

During 2013, The Company has entered into a land lease agreement with the Municipality of Fujairah. The lease commenced in 2013 and is for a period of 30 years extendable for another 30 years at the option of the Company. The Company has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Considering the use of the land, it is reasonably certain that the land will be used until the end of the lease period (i.e. 60 years) and the lease rentals have been discounted at the incremental borrowing rate of 9.5%. As per the land lease agreement, the lease rentals will be increased by 2% every year.

	Minimum lease payments		Present value of Minimum lease payments
	2018	2017	2018	2017

Not later than one year	2,313,323	2,267,964	2,112,624	2,071,200
Later than one year and not later than five years	9,725,304	9,534,612	7,099,255	6,960,054
Later than five years	216,023,896	218,527,911	21,009,546	20,639,421
	228,062,523	230,330,487	30,221,425	29,670,675
Finance costs	(197,841,098)	(200,659,812)	-	-
Present value of minimum lease payments	30,221,425	29,670,675	30,221,425	29,670,675